BUSINESS ACQUISITION - Gain on Acquisition (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2012 Bluewater Gandria
Business acquisition:
Gain on remeasurement				$ 2,356 [1]
Gain on bargain	4,084	0	0	1,933
Less: Acquisition related costs				(205)
Total gain on acquisition of Bluewater Gandria				$ 4,084

[1]	Remeasurement of equity investment in Bluewater Gandria